Income Taxes	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income Taxes
Note 16     Income Taxes
(a) Income tax expense
The following table presents
i
ncome tax expense (recovery) recognized in the Consolidated Statements of Income.

For the years ended December 31,	2021	2020
Current tax
Current year	$1,389	$998
Adjustments related to prior years	(49)	(83)
Total current tax	1,340	915
Deferred tax
Change related to temporary differences	(108)	253
Effects of changes in tax rates	(19)	27
Total deferred tax	(127)	280
Income tax expense	$1,213	$1,195
The following table discloses income tax expense (recovery) recognized directly in equity.

For the years ended December 31,	2021	2020
Recognized in other comprehensive income
Current income tax expense (recovery)	$(3)	$(92)
Deferred income tax expense (recovery)	(61)	87
Total recognized in other comprehensive income	$(64)	$(5)
Recognized in equity, other than other comprehensive income
Current income tax expense (recovery)	$5	$25
Deferred income tax expense (recovery)	(15)	(25)
Total income tax recognized directly in equity	$(10)	$–
(b) Current tax receivable and payable
As at December 31, 2021, the Company had approximately $660 and $357 of current tax receivable and current tax payable, respectively (2020 – $993 and $87).
(c) Tax reconciliation
The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 26.50 per cent for the year ended December 31, 2021 (2020 – 26.50 per cent) for the items outlined in the following table.

For the years ended December 31,	2021	2020
Income before income taxes	$8,125	$6,770
Income tax expense at Canadian statutory tax rate	$2,153	$1,794
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(261)	(171)
Differences in tax rate on income not subject to tax in Canada	(917)	(528)
Adjustments to taxes related to prior years	(47)	(96)
Tax losses and temporary differences not recognized as deferred taxes	53	–
Tax rate change	(19)	27
Other differences	251	169
Income tax expense	$1,213	$1,195
(d) Deferred tax assets and liabilities
The following table presents the Company’s deferred tax assets and liabilities reflected on the Consolidated Statement of Financial Position.

As at December 31 ,	2021	2020
Deferred tax assets	$5,254	$4,842
Deferred tax liabilities	(2,769)	(2,614)
Net deferred tax assets (liabilities)	$2,485	$2,228
The following table presents movement of deferred tax assets and liabilities.

As at December 31, 2021	Balance, January 1, 2021	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2021
Loss carryforwards	$ 497	$(10)	$22	$–	$–	$8	$517
Actuarial liabilities	9,372	–	(666)	–	–	(3)	8,703
Pensions and post-employment benefits	215	–	7	(61)	–	–	161
Tax credits	34	–	11	1	–	–	46
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,033)	–	(145)	–	–	7	(1,171)
Securities and other investments	(5,950)	–	643	119	–	49	(5,139)
Sale of investments	(56)	–	16	–	–	–	(40)
Goodwill and intangible assets	(849)	–	29	–	–	16	(804)
Other	(3)	1	210	2	15	(14)	211
Total	$ 2,228	$(9)	$127	$61	$15	$63	$2,485

As at December 31, 2020	Balance, January 1, 2020	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2020
Loss carryforwards	$705	$–	$(210)	$–	$–	$2	$497
Actuarial liabilities	8,443	–	1,063	–	–	(134)	9,372
Pensions and post-employment benefits	226	–	–	(10)	–	(1)	215
Tax credits	32	–	2	–	–	–	34
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,046)	–	5	(2)	1	9	(1,033)
Securities and other investments	(4,704)	–	(1,254)	(59)	2	65	(5,950)
Sale of investments	(69)	–	13	–	–	–	(56)
Goodwill and intangible assets	(876)	–	24	–	–	3	(849)
Other	(110)	–	77	(16)	22	24	(3)
Total	$2,602	$–	$(280)	$ (87)	$25	$(32)	$2,228
The total deferred tax assets as at December 31, 2021 of $5,254 (2020 – $4,842) include $942 (2020 – $1,005) where the Company has suffered losses in either the current or preceding year and where the recognition is dependent on future taxable profits in the relevant jurisdictions and feasible management actions.
As at December 31, 2021, tax loss carryforwards available were approximately $2,689 (2020 – $2,479) of which $2,514 expire between the years 202
4
and 2041 while $174 have no expiry date, and capital loss carryforwards available were approximately $1 (2020 – $21) and have no expiry date. A $517 (2020 – $497) tax benefit related to these tax loss carryforwards has been recognized as a deferred tax asset as at December 31, 2021, and a benefit of $120 (2020 – $99) has not been recognized. The Company has approximately $200 (2020 – $188) of tax credit carryforwards which will expire between the years 2026 and 2041 of which a benefit of $154 (2020 – $154) has not been recognized. In addition, the Company has not recognized a deferred tax asset of $490
(2020 – $96) on other temporary differences of
$1,867
(2020 – $385).
The total deferred tax liability as at December 31, 2021 was $2,769 (2020 – $2,614). This amount includes the deferred tax liability of consolidated entities. The aggregate amount of taxable temporary differences associated with the Company’s own investments in subsidiaries is not included in the Consolidated Financial Statements and was $24,034 (2020 – $22,782).